Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

15.  Revenue

Revenue by source consists of the following:

	Year Ended December 31,
	2022	2023	2024
Vehicle sales	45,506,581	49,257,270	58,234,086
Parts, accessories and after-sales vehicle services	1,228,385	2,337,490	3,324,321
Provision of power solution	1,016,094	1,666,346	2,100,553
Others	1,517,501	2,356,827	2,072,599
Total	49,268,561	55,617,933	65,731,559

For the years ended December 31, 2022, 2023 and 2024, revenue recognised at a point in time was RMB47,465,713, RMB52,943,443 and RMB62,271,688, respectively, and revenue recognised over time was RMB1,802,848, RMB2,674,490 and RMB3,459,871, respectively.